Retirement Benefits (Narrative) (Details) (USD $) Share data in Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013
Shares of common stock represnting percentage of plan assets	7.00%
Assumed health care cost trend rate	5.47%
Ultimate assumed health care cost trend rate	4.48%
Expected fund in U.S. non qualified plan	$ 25,000,000
Limited partnership interest in private equity fund	200,000,000
Expected fund in non U.S. pension plans				623,000,000
ESOP invested in MMC common stock	375,000,000	366,000,000
The cost of defined contribution plans	50,000,000	48,000,000	48,000,000
Non Medicare Eligible [Member]
Defined benefit plan, health care cost trend rate assumed for next fiscal year	7.73%
Assumed health care cost trend rate	4.50%
Medicare Eligible [Member]
Defined benefit plan, health care cost trend rate assumed for next fiscal year	7.86%
Assumed health care cost trend rate	4.50%
U.S. Pension Benefits [Member]
The projected benefit obligation with accumulated benefit obligations	5,200,000,000	4,500,000,000
Accumulated benefit obligation	5,100,000,000	4,500,000,000
Aggregate fair value of plan assets	3,900,000,000	3,500,000,000
The projected benefit obligation	5,200,000,000	4,500,000,000
Fair value of plan assets with projected benefit obligation	3,900,000,000	3,500,000,000
Non- U.S Pension Benefits [Member]
The projected benefit obligation	1,700,000,000	7,600,000,000
Fair value of plan assets with projected benefit obligation	1,200,000,000	7,000,000,000
U.S. Plans [Member]
Actual asset allocation percentage of equity	58.00%
Actual asset allocation percentage of fixed income	42.00%
Common Stock Shares Held By Defined Benefit Plan	8
Defined benefit plan target allocation percentage of assets equity alternative investments range, minimum	53.00%
Defined benefit plan target allocation percentage of assets equity alternative investments range, maximum	63.00%
Defined benefit plan target allocation percentage of assets fixed income securities range, minimum	37.00%
Defined benefit plan target allocation percentage of assets fixed income securities range, maximum	47.00%
Assumed health care cost trend rate	5.00%
U.K. Plan [Member]
Actual asset allocation percentage of equity	52.00%
Actual asset allocation percentage of fixed income	48.00%
Target asset allocation non-U.S. Plan, equities	53.00%
Target asset allocation non-U.S. Plan, fixed income	47.00%
Defined benefit plan target allocation percentage of assets equity alternative investments range, minimum	50.00%
Defined benefit plan target allocation percentage of assets equity alternative investments range, maximum	56.00%
Defined benefit plan target allocation percentage of assets fixed income securities range, minimum	44.00%
Defined benefit plan target allocation percentage of assets fixed income securities range, maximum	50.00%
Non-U.S. Plans [Member]
Target asset allocation percentage for non-U.S. plan assets, U.K. Plans	82.00%
The projected benefit obligation with accumulated benefit obligations	1,700,000,000	1,400,000,000
Accumulated benefit obligation	1,600,000,000	1,300,000,000
Aggregate fair value of plan assets	$ 1,200,000,000	$ 1,000,000,000
Equity Funds [Member] | U.S. Plans [Member]
Target asset allocation U.S. Plan, equities, prior period	58.00%
Fixed Income Funds [Member] | U.S. Plans [Member]
Target asset allocation U.S. Plan, equities, prior period	42.00%